Net Income (Loss) Per Share (Tables)	12 Months Ended
Feb. 01, 2014
Computation of Basic and Diluted per Common Share

The computation of basic and diluted earnings per common share is as follows:

	(in thousands, except per share data)
	Fiscal Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Net Income (Loss)	$16,150	$25,301	$(6,272)
Class L Preference Amount	(111,282)	(146,923)	(123,270)

Net Loss Attributable to Common Stockholders	$(95,132)	$(121,622)	$(129,542)

Allocation of Net Income (Loss) to Common Stockholders—Basic:
Class L Stockholders	$111,282	$146,923	$123,270

Common Stockholders	(95,132)	(121,622)	(129,542)

Net Income (Loss) Per Share—Basic:
Class L Stockholders	$31.93	$28.76	$24.58

Common Stockholders	$(0.26)	$(0.24)	$(0.26)

Allocation of Net Income (Loss) to Common Stockholders —Diluted:
Net Loss Attributable to Common Stockholders	$(95,132)	$(121,622)	$(129,542)
Class L Preference Amount of Common Stock Equivalents	(49,260)	(12,464)	(11,282)

Allocation of Net Loss to Common Stockholders	$(144,392)	$(134,086)	$(140,824)

Net Income (Loss) Per Share—Diluted:
Class L Stockholders	$31.93	$28.76	$24.58

Common Stockholders	$(0.39)	$(0.27)	$(0.28)

Weighted Average Number of Shares—Basic:
Class L Stockholders	3,485	5,109	5,016

Common Stockholders	369,567	505,802	496,606

Weighted Average Number of Shares—Diluted:
Class L Stockholders	3,485	5,109	5,016

Common Stockholders	370,040	505,802	496,606

Changes in Class L Common Stock

The changes in Class L Common Stock were as follows (in thousands, except share data):

	February 1, 2014		February 2, 2013		January 28, 2012
	Shares	Amount	Shares	Amount	Shares	Amount
Class L Common Stock, beginning of year	5,183,506	$1,029,189	5,104,677	$884,945	5,050,924	$790,755
Issuance of Class L Common Stock	117,588	2,531	73,940	2,155	60,549	1,961
Issuance/Forfeiture of Restricted Shares and Compensation	—	61	5,000	488	(6,636)	1,187
Repurchase of Class L Common Stock	—	—	(111)	(7)	(160)	(6)
Dividend	—	(33,600)	—	37	—	(30,000)
Accretion of Class L Preferred Return	—	104,859	—	141,571	—	121,048
Other	(1,167)	(21)	—	—	—	—
Conversion of Class L Stock to Common Stock	(5,299,927)	(1,103,019)	—	—	—	—

Class L Common Stock, end of year	—	$—	5,183,506	$1,029,189	5,104,677	$884,945